Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock
Par value per share (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Shares authorized (in shares)	100,000,000	15,045,871	7,804,281
Shares issued (in shares)	16,878,817	369,460	360,961
Shares outstanding (in shares)	16,878,817	369,460	360,961
Convertible preferred stock
Par value per share (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Shares authorized	10,000,000	12,882,593	5,969,418
Shares issued	0	9,769,422	5,818,356
Shares outstanding	0	9,769,422	5,818,356
Liquidation preference	$ 0	$ 84,300	$ 52,000